Property and equipment, net - Summary of Depreciation Expense Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 8,535	$ 7,018	$ 6,917
Technology and product development
Property, Plant and Equipment [Line Items]
Depreciation expense	3,824	2,591	2,913
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation expense	3,187	2,359	2,695
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,524	$ 2,068	$ 1,309